S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Cantor, CFGM and Brandon G. Lutnick [Member]	Mar. 27, 2026
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	As such, each of Cantor, CFGM and Brandon G. Lutnick may be deemed to have beneficial ownership of the CAEP Ordinary Shares held directly by the Sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	Each such entity or person disclaims any beneficial ownership of the reported shares other than to the extent of any pecuniary interest they may have therein, directly or indirectly.